Inventory	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	Note 6 Inventory Inventory of construction supplies not yet charged to specific projects was $51,255 and $49,245 as of December 31, 2015 and 2014, respectively.